Note 6 - Other Receivables (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Other Receivables [Table Text Block]
	January 31, 2017	January 31, 2016
Net working capital adjustments receivable from acquisitions	565	193
Other receivables	3,144	2,938
	3,709	3,131